Expense Example - GlacierShares Arctic Circle ETF - GlacierShares Arctic Circle ETF Class	Sep. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303